Absolute Opportunities Fund
Absolute Opportunities Fund
The sub-section entitled “Long/Short Credit and Distressed Debt Strategies” in the section entitled “Principal Investment Strategies” on page 3 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Long/Short Credit and Distressed Debt Strategies invest primarily in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including high yield “junk bonds”, bank loans and other defaulted debt securities, convertible bonds, preferred stock, TIPS (Treasury Inflation Protected Securities), exchange traded funds (“ETFs”) and emerging market debt. Debt securities of foreign governments are sometimes referred to as sovereign debt obligations and they may be issued or guaranteed by foreign governments or their agencies. The Fund may invest in mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and other mortgage related securities (“Mortgage Related Securities”).

Certain Mortgage Related Securities in which the Fund invests may be rated below investment grade (i.e., junk bonds) or unrated, under-performing or distressed debt, equity securities issued by issuers of collateralized debt obligations and special situation investments, such as distressed corporate or sub-prime mortgage securities. Distressed securities may be in default or be issued by companies ranging from those undergoing restructurings in bankruptcy proceedings to those attempting to restructure out of court to those that are healthy but have short-term cash flow or liquidity problems. Such distressed or restructured securities may entitle holders to equity warrants or other forms of equity participation.

The Fund invests in both short-term and long-term debt, and is not limited as to the maturities or quality of the corporate debt securities in which it invests. Strategies may focus on short positions by utilizing credit default swaps to anticipate the decline in the price of an overvalued security or utilizing treasury futures to hedge interest-rate risk. The Fund may purchase credit default swaps to enhance total return and lower volatility. The Fund may also short cash bonds of investment grade credit quality or below.

Strategies may involve leverage and hedging through the use of ETFs, futures, credit default swaps, options on swaps, equities (and related equity options), total return swaps, committed term reverse repurchase facilities or other financings that the Subadviser believes may enhance total return. In connection with these strategies, the Fund may act as a buyer or seller of credit default swaps.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Absolute Opportunities Fund
Management Fees		2.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.26%
Dividend and Interest Expenses on Short Sales	[1]	0.99%
Total Annual Fund Operating Expenses		4.00%
Fee Waiver and/or Expense Reimbursement	[2]	(1.06%)
Net Annual Fund Operating Expenses	[3]	2.94%
[1]	Dividend and interest expenses on short sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective. When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay an amount equivalent to any dividend declared or interest paid during the duration of the short position to the lender from which the Fund borrowed the security and is obligated to record the payment of the dividend or interest as an expense. Dividend and interest expenses on short sales are not fees charged to shareholders by the Fund or any Fund service provider but are similar to transaction charges or capital expenditures related to the on-going management of the Fund's portfolio.
[2]	Absolute Investment Advisers LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.95% for the period January 1, 2014 through August 1, 2015 ("Expense Cap"). During this period, the Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.
[3]	Net Annual Fund Operating Expenses have been restated to reflect the current Expense Cap as if it had been in effect during the previous fiscal year.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Absolute Opportunities Fund	297	1,122	1,963	4,141